INCOME TAXES (Details 2) - CAD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Mineral properties	$ 4,540,097	$ 3,789,854	$ 563,031
Net operating loss carry-forwards		1,857,000	632,000
Unrecognized deferred tax assets		$ 1,915,000	$ 560,000